Leases (Tables)	12 Months Ended
Dec. 31, 2020
21. Leases
Finance lease receivables
	2020				2019
	Gross investment in finance lease receivables	Future finance income	Present value of minimum lease paymentsreceivable	Unguaranteed residual values	Gross investment in finance lease receivables	Future finance income	Present value of minimum lease paymentsreceivable	Unguaranteed residual values
	£m	£m	£m	£m	£m	£m	£m	£m
Not more than one year	535	(26)	509	70	1,403	(115)	1,288	77
One to two year	312	(15)	297	45	909	(76)	833	53
Two to three year	215	(12)	203	52	593	(49)	544	45
Three to four year	107	(6)	101	27	354	(28)	326	43
Four to five year	52	(3)	49	18	123	(8)	115	19
Over five years	24	(1)	23	13	115	(17)	98	22
Total	1,245	(63)	1,182	225	3,497	(293)	3,204	259

Finance lease income

Finance lease income

Finance lease income is included within interest income. The following table shows amounts recognised in the income statement during the year.

	2020	2019
	£m	£m
Finance income from net investment in lease	55	141
(Loss)/profit on sales	(25)	6

Lease liabilities and Lease liabilities maturity analysis
Lease liabilities
	2020	2019
	£m	£m
As at 1 January	1,563	1,696
Interest expense	70	76
New leases	85	94
Disposals	(15)	(19)
Cash payments	(306)	(289)
Exchange and other movements	47	5
As at 31 December (see Note 23)	1,444	1,563

The below table sets out a maturity analysis of undiscounted lease liabilities, showing the lease payments to be paid after the reporting date.

Undiscounted lease liabilities maturity analysis
	2020	2019
	£m	£m
Not more than one year	255	296
One to two years	221	252
Two to three years	198	208
Three to four years	176	186
Four to five years	162	165
Five to ten years	557	565
Greater than ten years	248	310
Total undiscounted lease liabilities as at 31 December	1,817	1,982